Contingent Liabilities (Details) (USD $)	0 Months Ended
	Sep. 12, 2014	Dec. 31, 2014	Dec. 01, 2014	Dec. 11, 2013
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities		$ 19,000,000
Commitments For Construction And Acquisition Of Property Plant And Equipment		552,000,000
Environmental Protection Agency [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities		11,000,000
Natural gas underground storage facilities [Member]
Contingent Liabilities [Line Items]
Accrued environmental loss liabilities		8,000,000
Geismar [Member]
Contingent Liabilities [Line Items]
Penalty Assessment			(194,306)
Geismar Incident [Member]
Contingent Liabilities [Line Items]
Notice of Penalty				99,000
Litigation Settlement, Amount	$ 36,000